Subsequent Events	6 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

Equity incentive plan

In September 2021, the Company adopted the “Equity Incentive Plan, which provides for the granting of share incentives, including ISOs, restricted shares and any other form of award pursuant to the Equity Incentive Plan, to members of the board, and employees of the Company. The Company reserved 2,325,000 ordinary shares for the Equity Incentive Plan. Pursuant to the Equity Incentive Plan, the Company issued 2,084,005 ordinary shares to its management on September 29, 2021 and cancelled 738,861 ordinary shares on October 29, 2021. On October 14, 2021 and November 5, 2021, the Company issued 120,000 ordinary shares and 859,856 ordinary shares pursuant to the Equity Incentive Plan, respectively.

The Company evaluated all events and transactions that occurred after September 30, 2021 up through the date the Company issued these financial statements on January 13, 2022 and concluded that no other material subsequent events.